December 23, 2009

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Attention:	Jennifer Riegel
Phone:	(202) 551-3575

Re:	US Oncology, Inc.
Post-Effective Amendment No. 1 on Form S-4
Filed December 8, 2009
File No.: 333-162514

Ladies and Gentlemen:

We are writing in response to comments contained in the letter to US Oncology, Inc. (“we”, “us” or the “Company”) dated December 11, 2009 from Jeffrey P. Riedler, Assistant Director of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) regarding the Staff’s review of the disclosure in our Post-Effective Amendment No. 1 on Form S-4 filed on December 8, 2009 (the “Registration Statement”).

The comments and responses set forth below are keyed to the numbering of the comments and the headings used in the Staff’s letter.

We respond as follows:

1.	Please amend your filing to update your interim financial statements and disclosure regarding Management’s Discussion and Analysis of Financial Conditions and Results of Operations for the three and nine months ended September 30, 2009. See Rule 3-12 of Regulation S-X.

RESPONSE:

On December 23, 2009, we filed Post-Effective Amendment No. 2 on Form S-4 in which we updated our interim financial statements and disclosure regarding Management’s Discussion and Analysis of Financial Conditions and Results of Operations for the three and nine months ended September 30, 2009.

December 23, 2009

2.	Please advise us whether Morgan Stanley participated in the exchange offer and, if so, whether the old notes exchanged were acquired directly from the registrant or in secondary market-making transactions. We may have further comments based on your response.

RESPONSE:

We have been advised by Morgan Stanley that they did not participate in the exchange offer; per Morgan Stanley, the old notes in question were exchanged by secondary buyers.

Please let us know if you would like further information on either of these topics.

Very truly yours,

/s/ B. Scott Aitken
B. Scott Aitken Associate General Counsel